Income tax (Schedule of Reconciliation of Income Tax Expense) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY
Income tax [Abstract]
Income before income tax expense	$ 25,470	158,185	151,599	132,142
Computed "expected" tax expense	6,368	39,546	37,900	33,036
Non-PRC entities not subject to income tax	4,117	25,569	7,014	5,878
Non-taxable income			(1,804)
Effect of change in tax rates			(14,674)
Tax rate differential, preferential rate	(4,189)	(26,015)	(19,779)	(4,865)
Others	(90)	(557)	977	(120)
Total income tax expense	$ 6,206	38,543	9,634	33,929